UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    April 19, 2004
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        36

Form 13F Information Table Value Total:        $193054
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874107     8047   112789 SH       SOLE                     4300            108489
AMGEN INC COM                  COM              031162100     6519   112106 SH       SOLE                     4200            107906
AUTOMATIC DATA PROCESS COM     COM              053015103     6447   153500 SH       SOLE                     7100            146400
AVERY DENNISON CORP COM        COM              053611109     6506   104579 SH       SOLE                     4600             99979
BED BATH & BEYOND INC COM      COM              075896100     6075   145000 SH       SOLE                     6800            138200
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     7726   142911 SH       SOLE                     6200            136711
CISCO SYS INC COM              COM              17275R102     6057   256961 SH       SOLE                    11800            245161
CITIGROUP INC COM              COM              172967101      246     4756 SH       SOLE                                       4756
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109      914    21654 SH       SOLE                                      21654
DUKE ENERGY CORP COM           COM              264399106     3234   143100 SH       SOLE                                     143100
EXXON MOBIL CORP COM           COM              30231G102     8222   197687 SH       SOLE                     6500            191187
FISERV INC COM                 COM              337738108     4706   131575 SH       SOLE                     7700            123875
GENERAL DYNAMICS CORP COM      COM              369550108     6664    74601 SH       SOLE                     3300             71301
GENERAL ELEC CO COM            COM              369604103     6672   218601 SH       SOLE                     8600            210001
HOME DEPOT INC COM             COM              437076102     7283   194951 SH       SOLE                     7600            187351
ILLINOIS TOOL WKS INC COM      COM              452308109     6751    85205 SH       SOLE                     3700             81505
INTERNATIONAL BUS MACH COM     COM              459200101     5797    63116 SH       SOLE                     3100             60016
JOHNSON & JOHNSON COM          COM              478160104     8090   159498 SH       SOLE                     5500            153998
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2306    51150 SH       SOLE                                      51150
MARSH & MCLENNAN COS COM       COM              571748102     6028   130205 SH       SOLE                     5700            124505
MCGRAW HILL COS INC COM        COM              580645109     7470    98102 SH       SOLE                     3900             94202
MEDTRONIC INC COM              COM              585055106     7164   150042 SH       SOLE                     6000            144042
MICROSOFT CORP COM             COM              594918104     5704   228820 SH       SOLE                    10800            218020
MORGAN STANLEY COM             COM              617446448     6977   121755 SH       SOLE                     4800            116955
PFIZER INC COM                 COM              717081103     6185   176464 SH       SOLE                     7900            168564
PROCTER & GAMBLE CO COM        COM              742718109      210     2000 SH       SOLE                                       2000
STRYKER CORP COM               COM              863667101     5553    62725 SH       SOLE                     3400             59325
SYNOPSYS INC COM               COM              871607107     4493   156400 SH       SOLE                     8800            147600
T ROWE PRICE GROUP INC         COM              74144T108     7230   134319 SH       SOLE                     6200            128119
UNITEDHEALTH GROUP INC         COM              91324P102     6824   105900 SH       SOLE                     5000            100900
WAL MART STORES INC COM        COM              931142103      349     5849 SH       SOLE                                       5849
WELLS FARGO & CO COM           COM              949746101     8425   148676 SH       SOLE                     4500            144176
BP P L C SPONSORED ADR         ADR              055622104     6500   126945 SH       SOLE                     5900            121045
NOKIA CORP SPONSORED ADR       ADR              654902204     5678   280000 SH       SOLE                    15400            264600